Balance sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Unit, par value		$ 0	$ 0
Common Unit, shares authorized		0	35,000,000
Common Unit, shares issued		0	30,870,000
Common Unit, shares outstanding		0	30,870,000
Preferred stock , par value	$ 0.001	$ 0.000
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.000
Common stock, shares authorized	150,000,000	150,000,000	0
Common stock, shares issued	24,569,919	6,290,317	0
Common stock, shares outstanding	24,569,919	6,290,317	0
Series A Convertible Preferred Stock [Member]
Preferred stock , par value	$ 0.001	$ 0.001	$ 0.000
Preferred stock, shares authorized	0	5,000,000	0
Preferred stock, shares issued		5,000,000	0
Preferred stock, shares outstanding		5,000,000	0
Preferred stock ,liquidation perference		$ 10,085,479	$ 0
Series B Convertible Preferred Stock [Member]
Preferred stock , par value	$ 0.000	$ 0.001	$ 0.000
Preferred stock, shares authorized	0	45,186,334	0
Preferred stock, shares issued	0	45,186,334	0
Preferred stock, shares outstanding	0	45,186,334	0
Preferred stock ,liquidation perference		$ 73,371,861	$ 0
Series A Convertible Preferred Units [Member]
Preferred unit , par value		$ 0	$ 0
Preferred unit, Units authorized		0	5,000,000
Preferred unit, Units issued		0	5,000,000
Preferred unit, Units outstanding		0	5,000,000